Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Before Income Taxes [Line Items]
Non - PRC	$ (4,204)	$ (1,929)	$ (2,381)
PRC	25,245	34,581	32,828
Income before income taxes	$ 21,041	$ 32,652	$ 30,447